Huntington ForeRetirement Variable Annuity

Supplement Dated January 3, 2014 to your

Prospectus dated November 18, 2013

Statement of Additional Information Dated November 18, 2013

Effective January 2, 2014, the last sentence of The Company section under Management of the Contract is deleted and replaced with the following:  Forethought Life Insurance Company is ultimately controlled by Global Atlantic Financial Group.

References in the Prospectus and Statement of Additional Information to Forethought Financial Group, Inc. currently controlling Forethought Life Insurance Company are hereby deleted.

This Supplement Should Be Retained For Future Reference.

HFR.1-010314-CoC